Document and Entity Information	0 Months Ended
Jun. 25, 2014
Risk/Return:
Document Type	497
Document Period End Date	Jun. 25, 2014
Registrant Name	NEUBERGER BERMAN EQUITY FUNDS
Central Index Key	0000044402
Amendment Flag	false
Document Creation Date	Jun. 25, 2014
Document Effective Date	Jun. 25, 2014
Prospectus Date	Dec. 16, 2013